Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, shares outstanding	9,970,538	3,357,390	2,803,580
Convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	9,970,538	3,357,390	2,803,580
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, shares designated		10,000	10,000
Convertible preferred stock, shares issued		0	4,555
Convertible preferred stock, shares outstanding		0	4,555
Convertible preferred stock, aggregate liquidation preference		$ 0	$ 0
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, shares designated		13,780	0
Convertible preferred stock, par value (in dollars per share)		$ 0.001
Convertible preferred stock, shares issued		12,780	0
Convertible preferred stock, shares outstanding		12,780	0
Convertible preferred stock, aggregate liquidation preference		$ 0	$ 0
Convertible preferred stock, shares designated	13,780	13,780
Convertible preferred stock, shares issued	10,049	12,780
Convertible preferred stock, shares outstanding	10,049	12,780
Convertible preferred stock, aggregate liquidation preference	$ 0	$ 0
Scenario, Previously Reported [Member]
Common stock, shares outstanding		3,357,387
Common stock, shares issued		3,357,387